UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
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Title:     Chief Financial Officer
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Phone:     (212) 703-2132
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Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York      February 14, 2008
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:        $226,106
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                           FORM 13F INFORMATION TABLE
   COLUMN 1                   COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                                                            VALUE     SHRS OR  SH/    PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN    CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AEP INDS INC                  COM               001031103  19,882     621,111  SH           SOLE                      621,111
ALLIANCE IMAGING INC          COM NEW           018606202   6,775     704,230  SH           SOLE                      704,230
COMCAST CORP NEW              CL A              20030N101  18,260   1,000,000  SH     CALL  SOLE                    1,000,000
E TRADE FINANCIAL CORP        COM               269246104   3,550   1,000,000  SH           SOLE                    1,000,000
GENERAL MTRS CORP             COM               370442105   3,727     149,750  SH           SOLE                      149,750
GENTEK INC                    COM NEW           37245X203  14,870     508,042  SH           SOLE                      508,042
GEOMET INC DEL                COM               37250U201   1,170     225,000  SH           SOLE                      225,000
GOODYEAR TIRE & RUBR CO       COM               382550101   5,644     200,000  SH     CALL  SOLE                      200,000
GOODYEAR TIRE & RUBR CO       COM               382550101   7,780     275,700  SH     CALL  SOLE                      275,700
GOODYEAR TIRE & RUBR CO       COM               382550101  22,325     791,100  SH           SOLE                      791,100
GRAPHIC PACKAGING CORP DEL    COM               388688103  24,962   6,764,700  SH           SOLE                    6,764,700
HORSEHEAD HLDG CORP           COM               440694305   5,240     308,781  SH           SOLE                      308,781
KAPSTONE PAPER & PACKAGING C  COM               48562P103   3,543     506,200  SH           SOLE                      506,200
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111     604     302,000  SH           SOLE                      302,000
KEY ENERGY SVCS INC           COM               492914106  19,807   1,376,418  SH           SOLE                    1,376,418
KINDRED HEALTHCARE INC        COM               494580103   8,868     355,000  SH           SOLE                      355,000
MASTERCARD INC                CL A              57636Q104  15,064      70,000  SH           SOLE                       70,000
PACCAR INC                    COM               693718108   8,172     150,000  SH     PUT   SOLE                      150,000
STANDARD PAC CORP NEW         COM               85375C101   2,680     800,000  SH           SOLE                      800,000
WEYERHAEUSER CO               COM               962166104  11,061     150,000  SH     CALL  SOLE                      150,000
WEYERHAEUSER CO               COM               962166104  22,122     300,000  SH     CALL  SOLE                      300,000